Average Annual Total Returns - Investor - Vanguard Total International Bond Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	4.56%	4.44%	4.18%	May 31, 2013	4.14%	3.47%	3.30%	May 31, 2013	2.73%	2.99%	2.85%	May 31, 2013	4.75%	4.67%	4.45%	May 31, 2013	10.11%	4.89%	2.30%	May 31, 2013